Share-Based Compensation - Restricted Share Units - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense		$ 52,316	$ 0
Director
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense		$ 10,700
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Period for recognition		2 years 10 months 24 days
2021 Equity Incentive Plan | Director And Executive Director | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period	18 months
2021 Equity Incentive Plan | Director And Executive Director | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period	30 months
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)		4,227,759
Restricted stock units | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	4,227,759
Unrecognized compensation cost		$ 5,100
Period for recognition		2 years 10 months 24 days
Restricted stock units | 2021 Equity Incentive Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	939,502
Restricted stock units | 2021 Equity Incentive Plan | Director | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grant (shares)		469,751
Restricted stock units | 2021 Equity Incentive Plan | Director | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grant (shares)		469,751
Restricted stock units | 2021 Equity Incentive Plan | Director And Executive Director
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	2,818,506
Share-based compensation expense		$ 32,100
Award vesting rights, percentage	50.00%
Shares with no service requirement (in shares)	2,818,506
Restricted stock units | 2021 Equity Incentive Plan | Executive Director
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grant (shares)		469,751